INTEREST-BEARING LOANS AND BORROWING (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance	R$ 2,203.0
Final balance	2,176.3	R$ 2,203.0
Non Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Opening balance	2,203.0	2,788.1
Proceeds	53.6	49.8
Payments		(0.8)
Exchange differences	116.4	(52.8)
Transfers between current and non-current	(1,009.9)	(1,238.0)
New lease agreements	775.6	629.5
Interest on leases
Lease payments
Other movements	37.6	27.2
Final balance	2,176.3	2,203.0
Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Opening balance	1,298.1	982.6
Proceeds	435.5
Payments	(604.7)	(226.6)
Exchange differences	55.6	(19.6)
Transfers between current and non-current	1,009.9	1,238.0
New lease agreements	428.9	524.4
Interest on leases	182.3	193.1
Lease payments	(1,513.0)	(1,373.2)
Other movements	(16.2)	(20.6)
Final balance	R$ 1,276.4	R$ 1,298.1